Leases - Schedule of Maturity Analysis of Operating Lease Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within one year	$ 111
One to three years	184
Total future minimum lease payments	295
Less: imputed interest	(16)
Total	$ 279	$ 61